Document and Entity Information	9 Months Ended
May 31, 2017
Document And Entity Information
Entity Registrant Name	UBI Blockchain Internet LTD-DE
Entity Central Index Key	0001500242
Document Type	8-K/A
Document Period End Date	May 31, 2017
Amendment Flag	true
Amendment Description	We are filing this Amendment No. 3 on Form 8-K/A to amend our Form 8-K/A-2 filed on August 30, 2017 that was amended on Form 8-K/A-1 filed on June 29, 2017 which amended our Form 8-K originally filed with the U. S. Securities and Exchange Commission (“SEC”) on May 16, 2017. We are filing this amended Form 8-K/A-3 to provide revised pro forma financial information for Shenzhen Nova E-commerce, Ltd accounted for as a recapitalization.
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	UBIA